Basis for Preparation (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Bases of Measurement

y General Accounting Policies

Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

-   Derivative financial instruments, liabilities for cash-settled share-based payments, and financial assets with cash flows that are not solely payments of principal or interest are measured at fair value.

- Post-employment benefits are measured at the present value of the defined benefit obligations less the fair value of the plan assets.

- Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.
- The financial statements of our subsidiaries to which hyperinflation accounting applies are restated.

Foreign Currencies

Foreign Currencies

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the Euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

The exchange rates of key currencies affecting the Company were as follows:

Exchange Rates

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2021	2020	2021	2020	2019
U.S. dollar	USD	1.1326	1.2271	1.1835	1.1413	1.1196
Japanese yen	JPY	130.38	126.49	129.86	121.78	122.06
Pound sterling	GBP	0.8403	0.8990	0.8600	0.8892	0.8773
Swiss franc	CHF	1.0331	1.0802	1.0814	1.0703	1.1127
Canadian dollar	CAD	1.4393	1.5633	1.4835	1.5294	1.4857
Australian dollar	AUD	1.5615	1.5896	1.5747	1.6554	1.6106

Cost of Cloud and Software

Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in producing the goods and providing the services that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions), and costs for third-party hosting services. For more information about the capitalization of costs from contracts with customers, see Note (A.3).

Cost of Services

Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue. Consequently, this line item primarily includes employee expenses and related training, system and system administration costs, and costs for third-party resources.

Research and Development

Research and Development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates, and enhancements) including resource and hardware costs for the development systems. For more information about the recognition of internally generated intangible assets from development, see Note (D.3).

Sales and Marketing

Sales and Marketing

Sales and marketing includes the costs incurred for the selling activities (such as sales commissions and amortization of capitalized sales commissions) and marketing activities related to our software and cloud solutions and our service portfolio. For more information about the capitalization of costs from contracts with customers, see Note (A.3).

General and Administration

General and Administration

General and administration includes the costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

Management Judgments and Sources of Estimation Uncertainty

y Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires our management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, and on regional and industry economic conditions in which we or our customers operate. Changes to these conditions could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our recognized assets, liabilities, revenues, and expenses and disclosed contingent liabilities. Actual results could differ significantly from original estimates.

The accounting policies that most frequently or significantly require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

Note	y Significant Accounting Policies
(A.1)	Revenue recognition
(A.2)	Valuation of trade receivables
(A.4), (G.3)	Accounting for legal contingencies
(B.3)	Accounting for share-based payments
(C.5)	Accounting for income taxes
(D.1)	Accounting for business combinations
(D.2)	Accounting for goodwill
(D.3)	Accounting for intangible assets (including recognition of internally generated intangible assets from development)
(D.6)	Accounting for equity investments

Our management periodically discusses these significant accounting policies with the Audit and Compliance Committee of our Supervisory Board.

New Accounting Standards Not Yet Adopted

y New Accounting Standards Not Yet Adopted

The IASB has issued various amendments to IFRS standards (such as IAS 1 (Classification of Liabilities as Current or Non-current), IAS 37 (Provisions, Contingent Liabilities and Contingent Assets)) that are relevant for SAP but not yet effective. We are currently in the process of finalizing the assessment of the impact on SAP, but do not expect material effects on our financial position or results of operations.

Management Judgments and Estimates Due to the COVID-19 Pandemic

y Management Judgments and Estimates Due to the COVID-19 Pandemic

Management judgments and estimates can affect the amounts and reporting of assets and liabilities as at the reporting date, and the amounts of income and expense reported for the period. Due to the global consequences of the ongoing COVID-19 pandemic, these management judgments and estimates continue to be subject to uncertainty. Actual amounts may differ from the management judgments and estimates; changes could have a material impact on the Consolidated Financial Statements. All available information on the expected economic developments and country-specific governmental mitigation measures was included when updating the management judgments and estimates. This information was also included in the analysis of the recoverability and collectability of assets and receivables.

As the pandemic continues, it remains difficult to predict its duration and the magnitude of its impact on assets, liabilities, results of operations, and cash flows. We based our financial-statement-related estimates and assumptions on existing knowledge and best information available at the time, and applied a scenario that assumes the COVID-19 situation will continue to improve as vaccine programs continue to take effect globally, leading to a growing demand environment in 2022.

We will continue to analyze possible future effects of the COVID-19 pandemic on the measurement of individual assets and liabilities.

Revenue

y Accounting for Revenue from Contracts with Customers

Classes of Revenue

We derive our revenue from fees charged to our customers for the use of our cloud offerings, for licenses to our on-premise software products, and for standardized and premium support services, consulting, customer-specific software developments, training, and other services.

Cloud and software revenue, as presented in our Consolidated Income Statements, is the sum of our cloud revenue, our software license revenue, and our software support revenue.

Cloud revenue represents fees earned from providing customers with any of the following:

Software as a service (SaaS), that is, a right to use software functionality (including standard functionalities and custom cloud applications and extensions) in a cloud-based infrastructure hosted by SAP or third parties engaged by SAP, where the customer does not have the right to terminate the hosting contract and take possession of the software to either run it on its own IT infrastructure or to engage a third-party provider unrelated to SAP to host and manage the software; SaaS also includes transaction and agent fees for transactions that customers of our network business execute on our cloud-based transaction platforms.

Platform as a service (PaaS), that is, access to a cloud-based platform to develop, deploy, integrate, and manage applications.

Infrastructure as a service (IaaS), that is, hosting and related application management services for software hosted by SAP or third parties engaged by SAP.

Premium cloud support, that is, support beyond the regular support embedded in the underlying cloud subscription services.

Software license revenue represents fees earned from the sale or license of software to customers for use on the customer’s premises, in other words, where the customer has the right to take possession of the software for installation on the customer’s premises or on hardware of third-party hosting providers unrelated to SAP (on-premise software). Software license revenue includes revenue from both the sale of our standard software products and customer-specific on-premise-software development agreements.

Software support revenue represents fees earned from providing customers with standardized support services that comprise unspecified future software updates, upgrades, and enhancements as well as technical product support services for on-premise software products.

Services revenue primarily represents fees earned from professional consulting services, premium support services, and training services.

Identification of Contract

We frequently enter into multiple contracts with the same customer. For accounting purposes, we treat these contracts as a single contract if they are entered into at or near the same time and are economically interrelated. We do not combine contracts with closing days more than three months apart because we do not consider them being entered into near the same time. Judgment is required in evaluating whether various contracts are interrelated, which includes considerations as to whether they were negotiated as a package with a single commercial objective, whether the amount of consideration on one contract is dependent on the performance of the other contract, or if some or all goods in the contracts are a single performance obligation.

New arrangements with existing customers can be either a new contract or the modification of prior contracts with the customer. Our judgment in making this determination considers whether there is a connection between the new arrangement and the pre-existing contracts, whether the goods and services under the new arrangement are highly interrelated with the goods and services sold under prior contracts, and how the goods and services under the new arrangement are priced. In determining whether a change in transaction price represents a contract modification or a change in variable consideration, we examine whether the change in price results from changing the contract or from applying unchanged existing contract provisions.

Identification of Performance Obligations

Our customer contracts often include various products and services. Typically, the products and services outlined in the Classes of Revenue section qualify as separate performance obligations and the portion of the contractual fee allocated to them is recognized separately. Judgment is required, however, in determining whether a good or service is considered a separate performance obligation. In particular for our professional services and implementation activities, judgment is required to evaluate whether such services significantly integrate, customize, or modify the on-premise software or cloud service to which they relate. In this context, we consider the nature of the services and their volume relative to the volume of the on-premise software or cloud service to which they relate. In general, the implementation services for our cloud services go beyond pure setup activities and qualify as separate performance obligations. Similarly, our on-premise implementation services and our custom development services typically qualify as separate performance obligations. Non-distinct goods and services are combined into one distinct bundle of goods and services (combined performance obligation).

When selling goods or services, we frequently grant customers options to acquire additional goods or services (for example, renewals of renewable offerings, or additional volumes of purchased software). We apply judgment in determining whether such options provide a material right to the customer that the customer would not receive without entering into that contract (material right options). In this judgment, we consider, for example, whether the options entitle the customer to a discount that exceeds the discount granted for the respective goods or services sold together with the option.

Determination of Transaction Price

We apply judgment in determining the amount to which we expect to be entitled in exchange for transferring promised goods or services to a customer. This includes estimates as to whether and to what extent subsequent concessions may be granted to customers and whether the customer is expected to pay the contractual fees. In this judgment, we consider our history with the respective customer or on a portfolio basis.

Our typical cloud services do not provide the customer with a software license because the customer does not have the right to terminate the hosting contract and take possession of the software. Consequently, cloud fees that are based on transaction volumes are considered in the transaction price based on estimates rather than being accounted for as sales-based license royalties.

Only very rarely do our contracts include significant financing components. We do not account for financing components if the period between when SAP transfers the promised goods or services to the customer and when the customer pays for those goods or services is one year or less.

Allocation of Transaction Price

We have established a hierarchy to identify the standalone selling prices (SSPs) that we use to allocate the transaction price of a customer contract to the performance obligations in the contract.

-   Where standalone selling prices for an offering are observable and reasonably consistent across customers (that is, not highly variable), our SSP estimates are derived from our respective pricing history. Typically, our standardized support offerings and our professional service offerings follow this approach.

-   Where sales prices for an offering are not directly observable or highly variable across customers, we use estimation techniques. For renewable offerings with highly variable pricing across customers, these techniques consider the individual contract’s expected renewal price as far as this price is substantive. Typically, our cloud offerings follow this approach. For non-renewable offerings, these estimations follow a cost-plus-margin approach.

-   For offerings that lack renewals, have highly variable pricing, and lack substantial direct costs to estimate based on a cost-plus-margin approach, we allocate the transaction price by applying a residual approach. We use this technique in particular for our standard on-premise software offerings.

Judgment is required when estimating SSPs. To judge whether the historical pricing of our goods and services is highly variable, we have established thresholds of pricing variability. For judging whether contractual renewal prices are substantive, we have established floor prices that we use as SSPs whenever the contractual renewal prices are below these floor prices. In judging whether contracts are expected to renew at their contractual renewal prices, we rely on our respective renewal history. The SSPs of material right options depend on the probability of option exercise. In estimating these probabilities, we apply judgment considering historical exercise patterns.

We review the SSPs periodically or whenever facts and circumstances change to ensure the most objective input parameters available are used.
Recognition of Revenue

Cloud revenue is recognized over time as the services are performed. Where our performance obligation is the grant of a right to continuously access and use a cloud offering for a certain term, revenue is recognized based on time elapsed and thus ratably over this term. In limited scenarios where the transaction price is entirely variable and determined by the customer’s usage, we recognize revenue based on usage in the period in which it was earned.

Software revenue is recognized at a point in time or over time depending on whether we deliver standard software, customer-specific software, or software subscription contracts that combine the delivery of software and the obligation to deliver, in the future, unspecified software products:

-   Licenses for our standard on-premise software products are typically delivered by providing the customer with access to download the software. We recognize revenue for these on-premise licenses at the point in time when we grant the license rights to the customer and the customer has access to and thus control over the software. In judging whether our on-premise software offerings grant customers a right to use, rather than a right to access, our intellectual property, we have considered the usefulness of our software without subsequent updates to it.

-   Typically, our customer-specific on-premise software development agreements:

◾      Are for software developed for specific needs of individual customers and therefore it does not have any alternative use for us

◾      Provide us with an enforceable right to payment for performance completed to date

For such development agreements, we recognize revenue over time as the software development progresses. Judgment is required in identifying an appropriate method to measure the progress toward complete satisfaction of such performance obligations. We typically measure progress of our development agreements based on the direct costs incurred to date in developing the software as a percentage of the total reasonably estimated direct costs to fully complete the development work (percentage-of-completion method). This method of measuring progress faithfully depicts the transfer of the development services to the customer, as substantially all of these costs are cost of the staff or third parties performing the development work. In estimating the total cost to fully complete the development work, we consider our history with similar projects.

-   For agreements that combine the delivery of software and the obligation to deliver, in the future, unspecific software products, we recognize revenue at a point in time for licenses that are made immediately accessible to the customer. We recognize revenue ratably over the term of the software subscription contract for the unspecified software products, as our performance obligation is to stand ready to deliver such products on a when-and-if-available basis.

Software support revenue is typically recognized based on time elapsed and thus ratably over the term of the support arrangement. Under our standardized support services, our performance obligation is to stand ready to provide technical product support and unspecified updates, upgrades, and enhancements on a when-and-if-available basis. Our customers simultaneously receive and consume the benefits of these support services as we perform.

Service revenue is typically recognized over time. Where we stand ready to provide the service (such as access to learning content), we recognize revenue based on time elapsed and thus ratably over the service period. Consumption-based services (such as separately identifiable consulting services and premium support services and classroom training services) are recognized over time as the services are utilized, typically following the percentage-of-completion method or ratably. When using the percentage-of-completion method, we typically measure the progress toward complete satisfaction of the performance obligation in the same way and with the same reasoning and judgment as we do for customer-specific on-premise software development agreements. We apply judgment in determining whether a service qualifies as a stand-ready service or as a consumption-based service.

Revenue for combined performance obligations is recognized over the longest period of all promises in the combined performance obligation.

Judgment is also required to determine whether revenue is to be recognized at a point in time or over time. For performance obligations satisfied over time, we need to measure progress using the method that best reflects SAP’s performance. When using cost incurred as a measure of progress for recognizing revenue over time, we apply judgment in estimating the total cost to satisfy the performance obligation.

All of the judgments and estimates mentioned above can significantly impact the timing and amount of revenue to be recognized.

Contract Balances

We recognize trade receivables for performance obligations satisfied over time gradually as the performance obligation is satisfied and in full once the invoice is due. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.

Contract liabilities primarily reflect invoices due or payments received in advance of revenue recognition.

Typically, we invoice fees for on-premise standard software on contract closure and software delivery. Periodic fixed fees for cloud subscription services, software support services, and other multi-period agreements are typically invoiced yearly or quarterly in advance. Such fee prepayments account for the majority of our contract liability balance. Fees based on actual transaction volumes for cloud subscriptions and fees charged for non-periodical services are invoiced as the services are delivered. While payment terms and conditions vary by contract type and region, our terms typically require payment within 30 to 60 days.

Trade and Other Receivables

y Accounting for Trade and Other Receivables

We measure trade receivables and contract assets from contracts with customers at amortized cost less expected credit losses. We account for expected credit losses by recording an allowance on a portfolio basis. We apply the simplified impairment approach. On initial measurement of the receivables, we consider all credit losses that are expected to occur during the lifetime of the receivables. We use a provision matrix to estimate these losses.

Additionally, we recognize allowances for individual receivables if there is objective evidence of credit impairment.

Account balances are written off either partially or in full if we judge that the likelihood of recovery is remote.

For information about how the default risk for trade receivables is analyzed and managed, how the loss rates for the provision matrix are determined, how credit impairment is determined and what our criteria for write-offs are, see the section on credit risk in Note (F.1).

In our Consolidated Income Statements, net gains/losses from expected credit loss allowances are included in Other operating income/expense, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Determining our expected credit loss allowance involves significant judgment. In this judgment, we primarily consider our historical experience with credit losses in the respective provision matrix risk class and current data on overdue receivables. We expect that our historical default rates represent a reasonable approximation for future expected customer defaults. Besides historical data, our judgment used in developing the provision matrix considers reasonable and supportable forward-looking information (for example, changes in country risk ratings, and fluctuations in credit default swaps of the countries in which our customers are located).

The assessment of whether a receivable is collectible involves the use of judgment and requires us to make assumptions about customer defaults that could change significantly.

By applying this judgment, we record an allowance for a specific customer when it is probable that a credit loss has occurred and the amount of the loss is reasonably estimable. Basing the expected credit loss allowance for the remaining receivables primarily on our historical loss experience likewise requires judgment, as history may not be indicative of future development. Also, including reasonable and supportable forward-looking information in the loss rates of the expected credit loss allowance requires judgment, as they may not provide a reliable prediction for future development.

Capitalized Cost from Contracts with Customers

y Costs of Obtaining Customer Contracts

Capitalized costs from customer contracts are classified as Other non-financial assets in our statement of financial position.

The capitalized assets for the incremental costs of obtaining a customer contract primarily consist of sales commissions earned by our sales force and partners. Judgment is required in determining the amounts to be capitalized, particularly where the commissions are based on cumulative targets and where commissions relate to multiple performance obligations in one customer contract. We capitalize such cumulative target commissions for all customer contracts that count towards the cumulative target but only if nothing other than obtaining customer contracts can contribute to achieving the cumulative target. Commissions for contracts with multiple performance obligations or for probable renewals thereof are allocated to these performance obligations and probable renewals relative to the respective standalone selling price.

Our sales commission payments for customer contract renewals are typically not commensurate with the commissions paid for new contracts. Thus, the commissions paid for renewable new contracts also relate to expected renewals of these contracts. Consequently, we amortize sales commissions paid for new customer contracts on a straight-line basis over the expected contract life including probable contract renewals. Judgment is required in estimating these contract lives. In exercising this judgment, we consider our expectation about future contract renewals which we evaluate periodically to confirm that the resulting amortization period properly reflects the expected contract life. Commensurate payments are amortized over the contract term to which they relate. The amortization periods range from 18 months to eight years depending on the type of offering. Amortization of the capitalized costs of obtaining customer contracts is classified mainly as sales and marketing expense.

We expense incremental costs of obtaining a customer contract as incurred if we expect an amortization period of one year or less.

y Costs to Fulfill Customer Contracts

Capitalized costs incurred to fulfill customer contracts mainly consist of direct costs for set-up and implementation of cloud products and custom cloud development contracts as far as these costs are not in scope of other accounting standards than IFRS 15. These costs are amortized after completion of the setup and implementation or the development, respectively, on a straight-line basis over the expected life of the cloud subscription contract including expected renewals. For the life of the contract, we consider our expectation about future contract renewals which we evaluate periodically to confirm that the resulting amortization period properly reflects the expected contract life. The amortization periods range from six to eight years depending on the type of offering. In addition, the capitalized costs include third-party license fees which are amortized over the term of the third-party license contract. Judgment is required in evaluating whether costs are directly related to customer contracts and in estimating contract lives.

Amortization of capitalized costs to fulfill contracts for custom cloud applications and extensions is included in the cost of cloud.

Customer-Related Provisions

y Expected Contract Losses

Customer-related provisions mainly include expected contract losses. We adjust these provisions as further information becomes available and as circumstances change. Non-current provisions are measured at the present value of their expected settlement amounts as at the reporting date.

The unit of account for the identification of potential onerous customer contracts is based on the contract definition of IFRS 15 including the contract combination guidance. The economic benefits considered in the assessment comprise the future benefits we are directly entitled to under the contract as well as the anticipated future benefits that are the economic consequence of the contract if these benefits can be reliably determined.

y Customer-Related Litigation and Claims

Customer-related provisions also include obligations resulting from customer-related litigation and claims. We are currently confronted with various claims and legal proceedings, including claims that relate to customers demanding indemnification for proceedings initiated against them based on their use of SAP software, and occasionally claims that relate to customers being dissatisfied with the products and services that we have delivered to them. The obligations arising from customer-related litigation and claims comprise cases in which we indemnify our customers against liabilities arising from a claim that our products infringe a third party’s patent, copyright, trade secret, or other proprietary rights.

Due to uncertainties relating to these matters, provisions are based on the best information available. Significant judgment is required in the determination of whether and when a provision is to be recorded and what the appropriate amount for such provision should be. Notably, judgment is required in the following areas:

-   Determining whether an obligation exists

-   Determining the probability of outflow of economic benefits

-   Determining whether the amount of an obligation is reliably estimable

-   Estimating the amount of the expenditure required to settle the present obligation

At the end of each reporting period, we reassess the potential obligations related to our pending claims and litigation and adjust our respective provisions to reflect the current best estimate. In addition, we monitor and evaluate new information that we receive after the end of the respective reporting period, but before the Consolidated Financial Statements are authorized for issue, to determine whether this provides additional information regarding conditions that existed at the end of the reporting period. Changes to the estimates and assumptions underlying our accounting for legal contingencies, and outcomes that differ from these estimates and assumptions, could require material adjustments to the carrying amounts of the respective provisions recorded and additional provisions. The expected timing or amounts of any outflows of economic benefits resulting from these lawsuits and claims are uncertain and not estimable, as they generally depend on the duration of the legal proceedings and settlement negotiations required to resolve the litigation and claims and the unpredictability of the outcomes of legal disputes in several jurisdictions.

Share-Based Payments

y Accounting for Share-Based Payments

Classification in the Income Statement

Share-based payments cover cash-settled and equity-settled awards issued to our employees. The respective expenses are recognized as employee benefits and classified in our Consolidated Income Statements according to the activities that the receiving employees perform.

Valuation, Judgment, and Sources of Estimation Uncertainty

We use certain assumptions in estimating the fair values for our share-based payments, including expected share price volatility and expected award life (which represents our estimate of the average remaining life until the awards are exercised or expire unexercised). In addition, the final payout for plans also depends on the achievement of performance indicators and on our share price on the respective exercise dates. Changes to these assumptions and outcomes that differ from these assumptions could require material adjustments to the carrying amount of the liabilities we have recognized for these share-based payments. The fair value of the share units granted under the LTI 2016 Plan are dependent on our performance against a group of peer companies (Peer Group Index), the volatility, and the expected correlation between the price of the index and our share price. The fair value of the share units granted under the LTI 2020 are dependent on our performance against the total shareholder return (TSR) for NASDAQ-100 companies, the volatility, and the expected correlation between the TSR of the NASDAQ-100 companies and our TSR.

We believe that the expected volatility is the most sensitive assumption we use in estimating the fair values of our share options. Regarding future payout under our cash-settled plans, the SAP share price is the most relevant factor. With respect to our LTI 2016 Plan, we believe that future payout will be significantly impacted not only by our share price but also by the relative performance against the Peer Group Index. With respect to our LTI 2020, we believe that future payout will be significantly impacted not only by our share price but also by the relative performance against the NASDAQ-100 companies. Future payouts under our LTI 2020 will also be dependent on meeting non-market-based performance conditions based on SAP's long-term strategy. The latter, however, is not incorporated into our fair value calculation but leads to adjustments of the quantity of awards granted. Changes in these factors could significantly affect the estimated fair values as calculated by the valuation model, and the future payout.

The fair values of our equity-settled Qualtrics Plan equal the Qualtrics share price at grant date, as the expected dividend yield is 0%. The future settlement of Performance Share Units (PSUs) under this plan will also be dependent on meeting non-market-based Qualtrics performance conditions.

Under certain programs, we grant our employees discounts on purchases of SAP shares. Since those discounts are not dependent on future services to be provided by our employees, the discount is recognized as an expense when the discounts are granted.

Presentation in the Statements of Cash Flows

We present the payments of our share-based payment plans separately in our Statements of Cash Flows under cash flows from operating activities. As a result, the changes in other assets and in other liabilities presented in the reconciliation of operating cash flow do not consider share-based payment-related assets or liabilities.

Pension Plans and Similar Obligations

y Defined Contribution Plans

Amounts for domestic and foreign defined contribution plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. In Germany and some other countries, we make contributions to public pension schemes that are operated by national or local government or similar institutions. Expenses for such local state pension plans are recognized as short-term employee benefits, that is, social security expenses.

y Defined Benefit Pension Plans

The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Other Employee Related Obligations
y Accounting Policy
As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

Results of Segments

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. The measurement of operating segment revenues and results includes recurring revenue that is not recognized under IFRS due to fair value accounting for the contracts in effect at the time of the respective acquisitions. Starting in 2021, we no longer adjust our IFRS revenues. Due to immateriality, prior year revenue numbers continue to be based on our previous accounting policies. The accounting policies applied in the measurement of operating segment expenses and profit continue to differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

-      The expense measures exclude:

◾
Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development) as well as sale/disposal gains and losses for these intangibles, settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
◾
Share-based payment expenses
◾
Restructuring expenses

-      SAP headquarter functions which are exclusively managed on corporate level, such as finance, accounting, legal, human resources, global business operations, and corporate marketing, are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segments, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Income Taxes

y Judgments and Estimates

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving transfer pricing and intercompany transactions between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. In determining our worldwide income tax provisions, judgment is involved in assessing whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and whether to reflect the respective effect of uncertainty based on the most likely amount or the expected value. In applying these judgments, we consider the nature and the individual facts and circumstances of each uncertain tax treatment as well as the specifics of the respective jurisdiction, including applicable tax laws and our interpretation thereof.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP.

Judgment is also required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

Business Combinations

y Measuring Non-Controlling Interests and Allocation of Consideration Transferred

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–      Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–      Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–      Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

Goodwill

y Goodwill and Intangible Asset Impairment Testing

The annual goodwill impairment test is performed at the level of our operating segments, since there are no lower levels in SAP at which goodwill is monitored for internal management purposes.

In general, the test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-   Changes in business strategy

-   Internal forecasts

-   Estimation of weighted average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Changes in our segment structure result in the reallocation of goodwill with the reallocated goodwill being calculated based on relative values (if a direct allocation is not possible).

Intangible Assets

y Recognition of Intangibles

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life for the majority of the projects of eight years.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

-   Determining whether activities should be considered research activities or development activities

-   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

-   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

-   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

-   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

y Measurement of Intangibles

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Judgment is required in determining the following:

-   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to generate economic benefits to us

-   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

y Classification of Intangibles

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings. Customer relationship and other intangibles consist primarily of customer relationships and acquired trademark licenses.

Amortization expenses of intangible assets are classified as cost of cloud, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

Property, Plant, and Equipment

y Depreciation of Property, Plant and Equipment

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Leases

y Accounting Policies, Judgments, and Estimates

Under IFRS 16, a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As a lessee, SAP recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The right-of-use assets are depreciated on a straight-line basis and interest expense is recognized on the lease liabilities. The vast majority of our leases consist of facility and data center leases. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain.

Equity Investments

y Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are typically other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI.

The valuation of equity securities of private companies requires judgment, since it is typically based on significant unobservable inputs as no market prices are available and there is an inherent lack of liquidity.

We take the most recent qualitative and quantitative information aspects into consideration to determine the fair value estimates of these equity securities.

Considerable judgment and assumptions are involved with regard to the selection of appropriate comparable company data, the assessment of cash requirements of the business, the acceptance of the technology or products in the addressable markets, the actual and forecasted performance, the milestone achievements, the adequacy of price points from financing rounds, the transaction of similar securities of the same company, the rights and preferences of the underlying securities, the selection of adequate equity allocation parameters, and the possible exit scenarios and associated weightings. Because all of these assumptions could change significantly and because of the inherent uncertainty of valuation, our estimated fair values may differ significantly from the values that would have been used had market prices for the investments existed and that will ultimately be realized, and those differences could be material.

Gains/losses on equity securities at FVTPL include gains/losses from fair value fluctuations, from disposals as well as dividends, while gains/losses on equity securities at FVOCI only include dividends, all of which are shown in Financial income, net. Regular way purchases and sales are recorded as at the trade date.

Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are generally classified as FVTPL. Generally, all other financial assets with cash flows consisting solely of principal and interest are classified as AC because we follow a conservative investment approach, safeguarding our liquidity by ensuring the safety of principal investment amounts.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

-   For cash at banks, time deposits, and debt securities such as acquired bonds and acquired commercial paper, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

-   Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Included in other financial liabilities are customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense, which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, as well as time deposits and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, issued commercial paper, private placements, and bonds. Net debt is group liquidity less financial debt.

Financial Risk Factors and Risk Management

y Accounting for Derivative Financial Instruments

We use derivatives to hedge foreign currency risk or interest rate risk and designate them as cash flow or fair value hedges if they qualify for hedge accounting under IFRS 9, which involves judgment.

Derivatives Not Designated as Hedging Instruments

Many transactions constitute economic hedges, and therefore contribute effectively to the securing of financial risks but do not qualify for hedge accounting under IFRS 9. To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our held-for-trading derivative financial instruments as accounting hedges, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Fair value fluctuations in the spot component of such derivatives at FVTPL are included in Other non-operating income/expense, net while the forward element is shown in Financial income, net.

Derivatives Designated as Hedging Instruments

a) Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions. With regard to foreign currency risk, hedge accounting relates to the spot price and the intrinsic values of the derivatives designated and qualifying as cash flow hedges. Accordingly, the effective portion of these components determined on a present value basis is recorded in other comprehensive income. The forward element and time value as well as foreign currency basis spreads excluded from the hedging relationship are recorded as cost of hedging in a separate position in other comprehensive income. As the amounts are not material, they are presented together with the effective portion of the cash flow hedges in our consolidated statements of comprehensive income and consolidated statements of changes in equity. All other components including counterparty credit risk adjustments of the derivative and the ineffective portion are immediately recognized in Financial Income, net in profit or loss. Amounts accumulated in other comprehensive income are reclassified to profit or loss to Other non-operating income/expense, net and Financial income, net in the same period when the hedged item affects profit or loss.

b) Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed-rate financial liabilities and show the fair value fluctuations in Financial income, net.

c) Valuation and Testing of Effectiveness

At inception of a designated hedging relationship, we document our risk management strategy and the economic relationship between hedged item and hedging instrument. The existence of an economic relationship is demonstrated as well as the effectiveness of the hedging relationship tested prospectively by applying the critical terms match for our foreign currency hedges, since currencies, maturities, and the amounts are closely aligned for the forecasted transactions and for the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively. For interest rate swaps, effectiveness is tested prospectively using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined. The main sources of ineffectiveness are:

-   The effect of the counterparty and our own credit risk on the fair value of the forward exchange contracts and interest rate swaps, which is not reflected in the respective hedged item, and

-   Differences in the timing of hedged item and hedged transaction in our cash flow hedges.

Fair Value Disclosures on Financial Instruments

y Level Transfers

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Other Litigation, Claims and Legal Contingencies

y Uncertainty in Context of Legal Matters

The policies outlined in Note (A.4) for customer-related provisions, which include provisions for customer-related litigation cases and claims, equally apply to our other litigation, claims, and legal contingencies disclosed in this Note.

The outcome of litigation and claims is intrinsically subject to considerable uncertainty. Management’s view of these matters may also change in the future. Actual outcomes of litigation and claims may differ from the assessments made by management in prior periods, which could result in a material impact on our business, financial position, profit, cash flows, or reputation. Most of the lawsuits and claims are of a very individual nature and claims are either not quantified by the claimants or the claim amounts quantified are, based on historical evidence, not expected to be a good proxy for the expenditure that would be required to resolve the case concerned. The specifics of the jurisdictions where most of the claims are located further impair the predictability of the outcome of the cases. Therefore, it is typically not practicable to reliably estimate the financial effect that these lawsuits and claims would have if SAP were to incur expenditure for these cases.

Further, the expected timing of any resulting outflows of economic benefits from these lawsuits and claims is typically uncertain and not estimable, as it depends generally on the duration of the legal proceedings and settlement negotiations required to resolve them.

Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2021 and 2020, share units were issued to the Executive Board members under the LTI 2020 and in 2019 under the LTI 2016 Plan.

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.